Related Party Transactions	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

20.	RELATED PARTY TRANSACTIONS

a.	Equity Interests in Subsidiaries

Alterity Therapeutics Limited (formerly Prana Biotechnology Limited) owns 100% of its subsidiaries, Alterity Therapeutics Inc (formerly Prana Biotechnology Inc) and Alterity Therapeutics UK Ltd (formerly Prana Biotechnology UK Ltd).

b.	Key Management Personnel Remuneration

The Directors of Alterity during the year:

Mr. Geoffrey Kempler, Chairman & CEO

Mr. Brian Meltzer, Independent Non-Executive Director

Mr. Peter Marks, Independent Non-Executive Director

Mr. Lawrence Gozlan, Non-Executive Director

Dr. David Sinclair, Non-Executive Director (appointed 8 April 2019)

Mr. Tristan Edwards, Non-Executive Director (appointed 8 April 2019)

Dr. George Mihaly, Independent Non-Executive Director (resigned 8 April 2019)

Dr. Ira Shoulson, Non-Executive Director (resigned 8 April 2019)

The Key Management Personnel of the Company during the year:

Dr. David Stamler	Chief Medical Officer and Senior Vice President Clinical Development
Ms. Kathryn Andrews	Chief Financial Officer

Remuneration of all key management personnel of the Company is determined by the Board of Directors following recommendation by the Remuneration Committee.

The Company is committed to remunerating senior executives in a manner that is market competitive and consistent with ‘best practice’ including the interests of shareholders. Remuneration packages are based on fixed and variable components, determined by the executive’s position, experience and performance, and may be satisfied via cash or equity.

Non-executive Directors are remunerated out of the aggregate amount approved by shareholders and at a level that is consistent with industry standards. Non-executive Directors do not receive performance based bonuses and prior shareholder approval is required to participate in any issuance of equity. No retirement benefits are payable other than statutory superannuation, if applicable.

The Company’s remuneration policy is not solely based on the Company’s performance, but also on industry practice.

The Company’s primary focus is research activities with a long term objective of developing and commercializing its research and development results.

The Company envisages its performance in terms of earnings will remain negative whilst the Company continues in the research and clinical trials. Shareholder wealth reflects this speculative and volatile market sector. This pattern is indicative of the Company’s performance over the past four years.

The purpose of a performance bonus is to reward individual performance in line with Company objectives. Consequently, performance based remuneration is paid to an individual where the individual’s performance clearly contributes to a successful outcome for the Company. This is regularly measured in respect of performance against key performance indicators (“KPI’s”).

The Company uses a variety of KPI’s to determine achievement, depending on the role of the executive being assessed. These include:

●	successful contract negotiations;

●	Company share price reaching a targeted rate on the ASX or applicable market over a period of time; or

●	achievement of research project milestones within scheduled time and/or budget.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2019	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	395,728	-	20,531	7,794	-	424,053
Mr. Brian Meltzer	80,000	-	-	-	-	80,000
Dr. George Mihaly (2)	66,667	-	-	-	-	66,667
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan (3)	580,000	-	-	-	-	580,000
Dr. Ira Shoulson (2)(4)	58,314	-	-	-	20,443	78,757
Dr. David Sinclair (2)	10,750	-	-	-	-	10,750
Mr. Tristan Edwards (2)	10,750	-	-	-	-	10,750
	1,262,209	-	20,531	7,794	20,443	1,310,977

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from 1 July 2018 to 8 April 2019, being the last day of being the Company’s director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from 8 April 2019, being the date of their appointment as directors of the Company, to 30 June 2019.
(3)

Includes fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of $520,000 for corporate advisory services including seeking and advancing opportunities to expand the company’s product pipeline and other sources of funding to commence and continue the company’s clinical trials.

(4)	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the inputs as disclosed in note 15.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2018	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$
Geoffrey Kempler (1) (3)	381,340	-	20,049	7,763	235,000	644,152
Lawrence Gozlan (3)	60,000	-	-	-	58,750	118,750
Brian Meltzer (3)	82,500	-	-	-	58,750	141,250
George Mihaly (3)	77,500	-	-	-	58,750	136,250
Peter Marks (3)	60,000	-	-	-	58,750	118,750
Ira Shoulson (2)	78,885	-	-	-	-	78,885
	740,225	-	20,049	-	470,000	1,238,037

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	Includes consulting fees paid to Dr. Ira Shoulson in the amount of A$12,021.
(3)	The Directors received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the inputs as disclosed in note 15.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2017	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$
Geoffrey Kempler (1)	419,313	-	26,411	8,146	-	453,870
Lawrence Gozlan (2)	140,000	-	-	-	-	140,000
Brian Meltzer	55,833	-	29,167	-	-	85,000
George Mihaly	75,000	-	-	-	-	75,000
Peter Marks	60,000	-	-	-	-	60,000
Lawrence Gozlan (2)	140,000	-	-	-	-	140,000
Ira Shoulson (2)	268,137	-	-	-	-	268,137
	1,018,283	-	55,578	8,146	-	1,082,007

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	Includes consulting fees paid to an associated entity of Mr. Lawrence Gozlan, and Dr. Ira Shoulson in the amount of $80,000 and $223,201, respectively

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2019	Base Fee	Other	Contribution	Leave	Options	Total
Executives’ Remuneration	A$	A$	A$	A$	A$	A$
Kathryn Andrews (1)	236,665		20,531	15,222	-	272,418
Dr. David Stamler (1)	547,622				-	547,622

(1)	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2018	Base Fee	Other	Contribution	Leave	Options	Total
Executives’ Remuneration	A$	A$	A$	A$	A$	A$
Dianne Angus (1) (2)	81,589	-	5,736	(8,920)	(3,433)	74,972
Kathryn Andrews (1) (3)	196,689	-	18,604	96	15,735	231,124
Dr. David Stamler (1) (3)	504,274	-	-	-	125,877	630,151

(2)	Base Fee includes movements in annual leave provision for Ms Dianne Angus ,Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
(3)	The remuneration for Ms. Dianne Angus covers the period from 1 July 2017 to 10 October 2017, being the last day of her employment with the Company. The amount also includes payments of unused leave balances.
(4)	The equity component of Kathryn Andrews’ and David Stamler’s remuneration represents the portion of unlisted options granted in prior year but vested during the current year.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2017	Base Fee	Other	Contribution	Leave	Options	Total
Executives’ Remuneration	A$	A$	A$	A$	A$	A$
Dianne Angus (1)	328,799	-	19,616	20,354	3,433	372,202
Kathryn Andrews (1)	131,826	-	12,271	101	1,430	145,628
Dr. David Stamler (1) (2)	58,290	-	-	-	11,443	69,733
	518,915	-	31,887	20,455	16,306	587,563

(1)	Base Fee includes movements in annual leave provision for Ms Dianne Angus , Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
(2)	Dr David Stamler was appointed as Chief Medical Officer and Senior Vice President Clinical Development on 15 May 2017.

The following Director was under contract during the year ended June 30, 2019:

Directors	Duration	Notice Requirements	Termination
Geoffrey Kempler	Until termination by either party. Signed 21 September 2007	For Good Reason Mr Kempler may terminate with 30 days’ notice	Pay Geoffrey Kempler within ninety (90) days of the termination date $1,000,000 provided the Company has sufficient capital requirements to fulfill this clause
Accrued entitlements including all unreimbursed business expenses
Accelerate the vesting of any unvested options
		Without Good Reason Mr Kempler may terminate with 90 days’ notice	Bonus pro-rated only if termination occurs in 1st year
		Without Cause the Company may terminate with 90 days’ notice	Pay Geoffrey Kempler within ninety (90) days of the termination date $1,000,000 provided the Group has sufficient capital requirements to fulfill this clause
Accrued entitlements including all unreimbursed business expenses
Accelerate the vesting of any unvested options
		With Cause the Company may terminate with 30 days’ notice	Bonus pro-rated only if termination occurs in 1st year

The following Senior Executives were under contract during the year ended June 30, 2019:

Key management personnel	Duration	Notice Requirements	Termination
Kathryn Andrews	Until termination by either party. Signed 11 November 2014	Ms Andrews may terminate with 30 days’ notice, or	Accrued entitlements including all unreimbursed business expenses
		Without Cause the Company may terminate with 30 days’ notice,or	Permitted to keep and/or exercise options that have vested at the time of termination
With Cause the Company may terminate without notice
David Stamler	Until termination by either party. Signed 18 April 2017.	By the company without cause or by Dr. Stamler with good reason, 3 months’ notice, increasing to 6 months’ notice after 18 months of employment, unless otherwise agreed in writing.

		With Cause, the Company may terminate at any time upon written notice	Payment equivalent to seventy five percent of current annualized salary Accrued entitlements including all unreimbursed business expenses
Unexercised options shall be exercisable within 30 days after the date of termination
Accrued entitlements including all unreimbursed business expenses
Unexercised options shall be exercisable within 30 days after the date of termination

c.	Key Management Personnel Equity Holdings

	Balance July 1, 2018	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2019
Fully Paid Ordinary Shares of the Company	No.	No.	No.	No.	No.
Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Lawrence Gozlan	-	-	-	-	-
Brian Meltzer	326,666	-	-	-	326,666
George Mihaly	226,666	-	-	-	226,666
Peter Marks	43,111	-	-	-	43,111
David Sinclair	-	-	-	-	-
Tristan Edwards	-	-	-	-	-
Ira Shoulson	-	-	-	-	-
Kathryn Andrews	-	-	-	-	-
David Stamler	-	-	-	-	-
	18,607,443	-	-	-	18,607,443

	Balance July 1, 2017	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2018
Fully Paid Ordinary Shares of the Company	No.	No.	No.	No.	No.
Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Lawrence Gozlan	-	-	-	-	-
Brian Meltzer	326,666	-	-	-	326,666
George Mihaly	226,666	-	-	-	226,666
Peter Marks	43,111	-	-	-	43,111

Ira Shoulson	-	-	-	-	-
Dianne Angus	146,128	-	-	(146,128)	-
Kathryn Andrews	-	-	-	-	-
David Stamler (1)	-	-	-	-	-
	18,753,571	-	-	-	18,607,443

Fully Paid Ordinary Shares of the Company	Balance July 1, 2016	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2017
	No.	No.	No.	No.	No.
Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Lawrence Gozlan	-	-	-	-	-
Brian Meltzer	326,666	-	-	-	326,666
George Mihaly	226,666	-	-	-	226,666
Peter Marks	43,111	-	-	-	43,111

Ira Shoulson	-	-	-	-	-
Dianne Angus	146,128	-	-	-	146,128
Kathryn Andrews	-	-	-	-	-
	18,753,571	-	-	-	18,753,571

(1)	Opening balance on appointment as Senior Vice President Development and Chief Medical Officer on 15 May 2017.

Share Options of the Company	Balance July 1, 2018 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During 2019 fiscal year	Balance June 30, 2019 No.	Total Vested and Exercisable June 30, 2019 No.	Total Unvested June 30, 2019 No.
Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
George Mihaly (1)	1,250,000	-	-		-	(1,250,000)	-	-	-	-
Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Ira Shoulson (1)	-	1,250,000	-		-	(1,250,000)	-	-	-	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	14,500,000	1,250,000	0	0	-	(2,500,000)	-	13,250,000	13,250,000	-

(1)	Dr. George Mihaly and Dr Ira Shoulson resigned on 8 April 2019.

Share Options of the Company	Balance July 1, 2017 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During 2018 fiscal year	Balance June 30, 2018 No.	Total Vested and Exercisable June 30, 2018 No.	Total Unvested June 30, 2018 No.
Geoffrey Kempler	4,000,000	5,000,000	-	(4,000,000)	-			5,000,000	5,000,000	-
Lawrence Gozlan	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000
Brian Meltzer	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
George Mihaly	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
Peter Marks	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-

Ira Shoulson	-	-	-	-	-			-	-	-
Dianne Angus (1)	2,360,000	-	-	-	(2,360,000)			-	-	-
Kathryn Andrews	500,000	-	-	-	-		500,000	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-		4,000,000	4,000,000	4,000,000	-
	14,860,000	10,000,000	-	(8,000,000)	(2,360,000)		4,500,000	14,500,000	14,500,000

(1)	Ms Angus resigned effective October 10, 2017.

Share Options of the Company	Balance July 1, 2016 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During 2017 fiscal year	Balance June 30, 2017 No.	Total Vested and Exercisable June 30, 2017 No.	Total Unvested June 30, 2017 No.
Geoffrey Kempler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
Lawrence Gozlan	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-
Brian Meltzer	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-
George Mihaly	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-
Peter Marks	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-

Ira Shoulson	-	-	-	-	-	-	-	-	-	-
Dianne Angus	1,317,819	1,200,000	-	(157,819)	-	-	-	2,360,000	1,160,000	1,200,000
Kathryn Andrews	-	500,000	-	-	-	-	-	500,000	-	500,000
Dr. David Stamler	-	4,000,000	-	-	-	-	-	4,000,000	-	4,000,000
	9,317,819	5,700,000	-	(157,819)	-	-	-	14,860,000	9,160,000	5,700,000